Other Financial Assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Financial Assets [Abstract]
Other Financial Assets
7.	OTHER FINANCIAL ASSETS

The detail of other financial assets as of December 31, 2017 and 2016 is as follows:

	Balance as of
Other Financial Assets	12-31-2017		12-31-2016
	Current	Non-Current	Current	Non-Current
	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial investments - quoted equity securities	-	6353	-	407
Available-for-sale financial investments – non- quoted equity securities or with limited liquidity	-	2,595,342	-	2,616,240
Hedging derivatives (*)	20,038,433	30,789,703	121,443	25,533,188
Non- hedging derivatives	402,716	-	-	-
Financial assets held-to-maturity	82,127	-	365,663	652733
Total	20,523,276	33,391,398	487,106	28,802,568
(*)	See Note 19..2.a.